Earnings Per Common Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted average common shares outstanding (shares)	308.9	278.6